UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Management Company, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  November 15, 2000



Report Type (Check only one.):

[X]             13F HOLDINGS REPORT.

[ ]             13F NOTICE.

[ ]             13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $840,910
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE



                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None

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3 DIMENSIONAL PHRMCEUTCL     COM        88554W104      64,698   2,246,461    SH           SOLE            2,246,461
ACTIVE POWER INC             COM        00504W100     116,504   2,348,864    SH           SOLE            2,348,864
AIRSPAN NETWORKS INC         COM        00950H102      13,894   1,510,253    SH           SOLE            1,510,253
ARIBA INC                    COM        04033V104       5,107      35,650    SH           SOLE               35,650
AVANT IMMUNOTHERAPTICS INC   COM        053491106       9,731     899,954    SH           SOLE              899,954
AVICI SYS INC                COM        05367L109       3,092      32,500    SH           SOLE               32,500
BELLWETHER EXPL CO           COM        079895207      10,407   1,353,690    SH           SOLE            1,353,690
BIOTRANSPLANT INC            COM        09066Y107       9,716     711,820    SH           SOLE              711,820
CAPSTONE TURBINE CORP        COM        14067D102     348,830   6,296,562    SH           SOLE            6,296,562
COMMERCE ONE INC             COM        200693109      81,248   1,035,006    SH           SOLE            1,035,006
COPPER MTN NETWORKS INC      COM        217510106         123       4,094    SH           SOLE                4,094
CORNING INC                  COM        219350105       3,874      13,000    SH           SOLE               13,000
CORVIS CORP                  COM        221009103       3,379      55,000    SH           SOLE               55,000
CYBERONICS INC               COM        23251P102      18,995   1,107,597    SH           SOLE            1,107,597
DENDREON CORP                COM        24823Q107       6,614     350,653    SH           SOLE              350,653
DIACRIN INC                  COM        25243N103       9,661   1,694,867    SH           SOLE            1,694,867
DISCOVERY PRTNRS INTL INC    COM        254675101          41       2,000    SH           SOLE                2,000
DIVERSA CORP                 COM        255064107      35,433   1,640,439    SH           SOLE            1,640,439
DYAX CORP                    COM        26746E103      22,477     642,202    SH           SOLE              642,202
E MACHINES INC               COM        29076P102         646     783,195    SH           SOLE              783,195
ENHERENT CORP                COM        293313102         719   1,105,660    SH           SOLE            1,105,660
GENZYME CP TISSUE REPAIR     COM        372917401         315      76,973    SH           SOLE               76,973
GENZYME MOLECULAR ONCOLOGY   COM        372917500       1,601     115,360    SH           SOLE              115,360
HEAVENLY DOOR.COM            COM        42248Q106           1       3,779    SH           SOLE                3,779
HOTJOBS.COM                  COM        441474103          33       1,909    SH           SOLE                1,909
HUMAN GENOME SCIENCES INC    COM        444903108       8,674      62,626    SH           SOLE               62,626
IVILLAGE INC                 COM        46588H105       5,167   1,666,905    SH           SOLE            1,666,905
JABIL CIRCUIT                COM        466313103       1,124      19,800    SH           SOLE               19,800
JUNIPER NETWORKS, INC        COM        48203R104       3,907      17,841    SH           SOLE               17,841
MAGAININ PHARMACTCLS INC     COM        559036108         818     261,890    SH           SOLE              261,890
MEMBERWORKS, INC             COM        586002107       4,114     125,149    SH           SOLE              125,149
MUSICMAKER.COM               COM        62757C108         832   1,663,140    SH           SOLE            1,663,140
NANOGEN INC                  COM        630075109          11       2,930    SH           SOLE                2,930
NET PERCEPTIONS INC          COM        64107U101         529     112,088    SH           SOLE              112,088
NPS PHARMACEUTICALS INC      COM        62936P103          16       1,290    SH           SOLE                1,290
ONESOURCE INFORMTN SVCS INC  COM        68272J106         925      86,500    SH           SOLE               86,500
ONI SYSTEMS CORP             COM        68273F103       4,238      49,100    SH           SOLE               49,100
OPNET TECHNOLOGIES INC       COM        683757108           4         100    SH           SOLE                  100
ORACLE CORP                  COM        68389X105       1,047      13,300    SH           SOLE               13,300
PEOPLESOFT INC               COM        712713106       3,464     124,000    SH           SOLE              124,000
PLUG POWER INC               COM        72919P953       1,125       2,000          PUT    SOLE                2,000
QUINTELES TRANSNATNL CORP    COM        748767100         429      26,900    SH           SOLE               26,900
SDL INC                      COM        784076101       4,708      15,200    SH           SOLE               15,200
SHIRE PHARMACTCLS GRP PLC SPONSORED ADR 82481R106       2,581      50,000    SH           SOLE               50,000
SIEBEL SYS INC               COM        826170102       2,110      18,960    SH           SOLE               18,960
SILICON LABORATORIES INC     COM        826919102       5,272     128,582    SH           SOLE              128,582
SYCAMORE NETWORKS INC        COM        871206108       3,920      36,400    SH           SOLE               36,400
VERITAS SOFTWARE CO          COM        923436109         883       6,200    SH           SOLE                6,200
VERSICOR                     COM        925314106       7,375     614,556    SH           SOLE              614,556
VIANT CORPORATION            COM        92553N107         125      21,283    SH           SOLE               21,283
VIROPHARMA INC               COM        928241108       4,845     187,254    SH           SOLE              187,254
VISTA INFORMATN SOLUTIONS    COM        928365204       1,207     643,630    SH           SOLE              643,630
WEBMD CORP                   COM        94769M105       3,942     258,500    SH           SOLE              258,500
XIRCOM INC                   COM        983922105         379      15,000    SH           SOLE               15,000





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